Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Founder
Share-based compensation
Schedule of assumptions used to calculate estimated fair value of each option grant

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93

Vesting Based On Service | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2015	32,118,491	5.80
Granted	18,595,642	14.35
Vested	(7,368,335)	5.05
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	39,411,522	9.58

Granted	59,254,734	12.82
Vested	(8,692,792)	7.98
Forfeited	(7,125,648)	10.66

Unvested at December 31, 2016	82,847,816	11.97

Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited	(6,246,436)	13.42

Unvested at December 31, 2017	106,045,892	13.77

Schedule of service-based share options activity

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2015	26,201,252	4.37	8.5	189,729
Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—

Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433

Granted	—
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—

Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327

Vested and expected to vest as of December 31, 2017	16,110,208	6.41	6.2	230,350
Exercisable as of December 31, 2017	8,777,612	5.31	5.9	135,192

Schedule of assumptions used to calculate estimated fair value of each option grant

2015
Expected volatility	33%~50%
Risk-free interest rate (per annum)	2.17%~2.65%
Exercise multiples	2.0~2.8
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	11.57~14.69

Vesting Based On Performance | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2015	1,466,658	6.33
Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33

Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33

Unvested at December 31, 2016	310,002	6.33

Granted	—	—
Vested	(96,516)	6.33
Forfeited	—	—

Unvested at December 31, 2017	213,486	6.33